Earnings Per Share (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Share	The following table presents the calculation of basic and diluted earnings (loss) per common share, as follows (dollars in thousands, except per share and share amounts):
	Three Months Ended March 31,
	2023	2022
Net income (loss)	$1,001	$(2,870)

Weighted average common shares, basic and diluted*	12,215,849	9,707,817

Earnings (loss) per common share, basic and diluted	$0.08	$(0.30)

*
The non-vested shares of the restricted stock units and stock options were anti-dilutive as of March 31, 2023 and 2022. Therefore, the basic and diluted weighted average common shares are equal for the three months ended March 31, 2023 and 2022.

The following table presents the calculation of basic and diluted earnings (loss) per common share, as follows (dollars in thousands, except share and per share amounts):
	Year Ended December 31,
	2022	2021	2020
Net income (loss)	$(10,681)	$(1,094)	$595
Weighted average common shares, basic and diluted*	10,692,090	9,691,998	9,625,059
Earnings (loss) per share, basic and diluted	(1.00)	$(0.11)	$0.06

*
The non-vested shares of the restricted stock units and stock options were anti-dilutive as of December 31, 2022, 2021, and 2020. Therefore, the non-vested shares are excluded from earnings (loss) per share for the years ended December 31, 2022, 2021, and 2020.